Description of the business (Narrative) (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2022 shares	Mar. 18, 2022 shares	May 31, 2022	Feb. 28, 2022 CAD ($) shares	Feb. 28, 2022 USD ($) shares
Variable Interest Entity [Line Items]
Description of issued and outstanding common shares			On December 21, 2020, the Company consolidated its issued and outstanding common shares on the basis of 7.37 post-consolidation common shares for 10 pre-consolidation common shares (the "Consolidation").	On December 21, 2020, the Company consolidated its issued and outstanding common shares on the basis of 7.37 post-consolidation common shares for 10 pre-consolidation common shares (the "Consolidation").	On December 21, 2020, the Company consolidated its issued and outstanding common shares on the basis of 7.37 post-consolidation common shares for 10 pre-consolidation common shares (the "Consolidation").
Description of stock conversions		The Class B Units will be non-voting, non-participating units of the Salona Global Buyer that will be exchangeable into Class "A" non-voting Common Shares of Salona Global ("Salona Global Class "A" Shares ") on a one for one basis.
Zisholz [Member]
Variable Interest Entity [Line Items]
Restriction on holding number of common shares	500,000
Class A Common stock [Member]
Variable Interest Entity [Line Items]
Number of shares issued upon meeting revenue goal for quarter ended February 28, 2022				1,000,000	1,000,000
Revenue target per agreement for class a share award by quarter ended February 28, 2022 | $				$ 1,000,000
Generated profitable revenue				856,170	$ 676,173
Common Class B [Member] | Zisholz [Member]
Variable Interest Entity [Line Items]
Number of maximum units issued	4,000,000
Number of shares acquired on closing	1,300,000
Number of common shares acquired per quarter	125,000
Description of stock conversions	The Class B Units will be non-voting, non-participating units of the Salona Global Buyer that will be exchangeable into Class "A" non-voting Common Shares of Salona Global (" Salona Global Class 'A' Shares ") on a one for one basis.
Common Class B [Member] | Zisholz [Member] | Subsequent event [Member]
Variable Interest Entity [Line Items]
Number of maximum units issued	4,000,000	4,000,000
Restriction on holding number of common shares		500,000
Number of shares acquired on closing	1,300,000	1,300,000
Number of common shares acquired per quarter	125,000	125,000
Description of stock conversions	The Class B Units will be non-voting, non-participating units of the Salona Global Buyer that will be exchangeable into Class "A" non-voting Common Shares of Salona Global (" Salona Global Class 'A' Shares ") on a one for one basis.
Contribution And Exchange Agreement [Member]
Variable Interest Entity [Line Items]
Organizational expenses | $				$ 10,000
Description of shares issued after initial revenue target achieved				In addition to the initial revenue target of US$1,000,000 for the quarter ending February 28, 2022, for every US$50 block in marginal profit above market transfer pricing ("Sales Channel EBITDA") for the LLC during each quarter commencing with the three months ended February 28, 2022, and each of the quarterly periods thereafter through February 28, 2024 (up to US$10,000,000 in Sales Channel EBITDA), the Agent will receive $72 in Salona Class "A" Shares (based on the market price of the Salona Common Shares on November 29, 2021).	In addition to the initial revenue target of US$1,000,000 for the quarter ending February 28, 2022, for every US$50 block in marginal profit above market transfer pricing ("Sales Channel EBITDA") for the LLC during each quarter commencing with the three months ended February 28, 2022, and each of the quarterly periods thereafter through February 28, 2024 (up to US$10,000,000 in Sales Channel EBITDA), the Agent will receive $72 in Salona Class "A" Shares (based on the market price of the Salona Common Shares on November 29, 2021).
Contribution And Exchange Agreement [Member] | Class A Common stock [Member]
Variable Interest Entity [Line Items]
Description of issued and outstanding common shares				Salona Class "A" Shares from converting Salona Class "A" Shares for Salona Common Shares if it would result in such holder holding more than 9.9% of the Salona Common Shares, into Salona Common Shares on a one-for-one basis.	Salona Class "A" Shares from converting Salona Class "A" Shares for Salona Common Shares if it would result in such holder holding more than 9.9% of the Salona Common Shares, into Salona Common Shares on a one-for-one basis.
Contribution And Exchange Agreement [Member] | Class A Common stock [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Number of shares issued to agents				500,000	500,000
Contribution And Exchange Agreement [Member] | Class A Common stock [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Number of shares issued to agents				21,000,000	21,000,000